Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Income

Finance income amounted to 1,808 million euros in 2017, 2,543 million euros in 2016 and 2,760 million euros in 2015.

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Interest income and other finance income:
Income from financial receivables recorded in non-current assets		—	—	—
Income from securities other than investments, recorded in non-current assets		—	—	1
Income from securities other than investments, recorded in current assets		14	16	26
Income other than the above:
Interest income		129	151	214
Exchange gains		782	713	976
Income from fair value hedge derivatives		66	65	99
Reversal of the Reserve for cash flow hedge derivatives to the income statement (interest rate component)		568	649	954
Income from non-hedging derivatives		9	13	15
Miscellaneous finance income		26	37	110

	(A)	1,594	1,644	2,395

Positive fair value adjustments to:
Fair value hedge derivatives		—	50	129
Underlying financial assets and liabilities of fair value hedges derivatives		95	173	10
Non hedging derivatives		119	676	226

	(B)	214	899	365

Reversal of impairment loss on financial assets other than investments	(C)	—	—	—

Total	(A+B+C)	1,808	2,543	2,760
of which, included in the supplementary disclosure on financial instruments		300	987	630

Summary of Finance Expenses

Finance expenses

Finance expenses amounted to 3,303 million euros in 2017, 3,450 million euros in 2016 and 5,281 million euros in 2015.

Details are as follows:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
Interest expenses and other finance expenses:
Interest expenses and other costs relating to bonds		1,100	1,162	1,621
Interest expenses to banks		113	117	128
Interest expenses to others		250	246	264

		1,463	1,525	2,013
Commissions		91	95	140
Exchange losses		759	467	1,158
Charges from fair value hedge derivatives		—	1	12
Reversal of the Reserve for cash flow hedge derivatives to the income statement (interest rate component)		489	548	820
Charges from non-hedging derivatives		22	64	75
Miscellaneous finance expenses		256	221	360

	(A)	3,080	2,921	4,578

Negative fair value adjustments to:
Fair value hedge derivatives		87	178	33
Underlying financial assets and liabilities of fair value hedges derivatives		—	45	117
Non hedging derivatives		136	306	553

	(B)	223	529	703

Impairment losses on financial assets other than investments	(C)	—	—	—

Total	(A+B+C)	3,303	3,450	5,281
of which, included in the supplementary disclosure on financial instruments		1,606	1,903	2,788

Summary of Net Effects relating to Derivative Financial Instruments

For greater clarity of presentation, the net effects relating to derivative financial instruments are summarized in the following table:

		Year ended December 31,
		2017	2016	2015
		(millions of euros)
NET EXCHANGE GAINS AND LOSSES
Exchange gains		782	713	976
Exchange losses		(759)	(467)	(1,158)

		23	246	(182)

NET RESULT FROM DERIVATIVES
Income from fair value hedge derivatives		66	65	99
Charges from fair value hedge derivatives		—	(1)	(12)

Net result from fair value hedge derivatives	(A)	66	64	87

Positive effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component		568	649	954
Negative effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component		(489)	(548)	(820)

Net effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	(B)	79	101	134
Income from non-hedging derivatives		9	13	15
Charges from non-hedging derivatives		(22)	(64)	(75)

Net result from non-hedging derivatives	(C)	(13)	(51)	(60)

Net result from derivatives	(A+B+C)	132	114	161

Positive fair value adjustment to fair value hedge derivatives		—	50	129
Negative fair value adjustment to underlying financial assets and liabilities of fair value hedge derivatives		—	(45)	(117)

Net fair value adjustments	(D)	—	5	12

Positive fair value adjustments to underlying financial assets and liabilities of fair value hedge derivatives		95	173	10
Negative fair value adjustments to fair value hedge derivatives		(87)	(178)	(33)

Net fair value adjustments	(E)	8	(5)	(23)

Net fair value adjustment to fair value hedge derivatives and underlying	(D+E)	8	—	(11)

NET FAIR VALUE ADJUSTMENTS TO NON-HEDGING DERIVATIVES
Positive fair value adjustments to non-hedging derivatives	(F)	119	676	226
Negative fair value adjustments to non-hedging derivatives	(G)	(136)	(306)	(553)

Net fair value adjustments to non-hedging derivatives	(F+G)	(17)	370	(327)